Offsets	Mar. 17, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	SU Group Holdings Limited
Form or Filing Type	F-1
File Number	333-291851
Initial Filing Date	Nov. 28, 2025
Fee Offset Claimed	$ 6,289.08
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Units, each consisting of: (i) One Pre-Funded Warrant and (ii) Two Warrants
Unsold Securities Associated with Fee Offset Claimed	18,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 15,163.38
Termination / Withdrawal Statement	The registrant previously paid an aggregate of $15,163.38 in filing fees in connection with this registration statement as initially filed. This Post-Effective Amendment reflects a reduction in the proposed maximum aggregate offering price. Pursuant to Rule 457(p), an amount of $6,289.08 of the previously paid filing fees are applied as an offset, and no additional filing fees are required for this amendment. As of the date of this filing there is $8,874.30 remaining for future fee offsets.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	SU Group Holdings Limited
Form or Filing Type	F-1
File Number	333-291851
Filing Date	Nov. 28, 2025
Fee Paid with Fee Offset Source	$ 6,289.08
Offset Note	The registrant previously paid an aggregate of $15,163.38 in filing fees in connection with this registration statement as initially filed. This Post-Effective Amendment reflects a reduction in the proposed maximum aggregate offering price. Pursuant to Rule 457(p), an amount of $6,289.08 of the previously paid filing fees are applied as an offset, and no additional filing fees are required for this amendment. As of the date of this filing there is $8,874.30 remaining for future fee offsets.